Share Based Compensation - Schedule of Share Options Outstanding (Details) - Share Incentive Plans	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares USD ($) $ / shares
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Expiry date	10 years commencing from the date of grant of options
Share options	36,755,376	44,724,490
Weighted average remaining contractual life of options outstanding at end of year:	6 years 3 months 29 days	7 years 1 month 9 days
Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.000076	$ 0.000076
Share options | shares	188,180	219,210
Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 0.27	$ 0.27
Share options | shares	858,468	1,231,474
Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 1.93	$ 1.93
Share options | shares	11,487,364	14,213,356
Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	6,967,848	10,527,104
Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	1,871,798	2,011,512
Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 4.24	$ 4.24
Share options | shares	254,952	254,952
Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	4,601,652	5,283,344
Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	3,227,830	3,767,380
Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	7,128,204	7,047,078
Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 9.53	$ 9.53
Share options | shares	169,080	169,080
Bottom of range | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 2.24	$ 2.24
Bottom of range | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	3.32	3.32
Bottom of range | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	5.26	5.26
Bottom of range | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	6.2	6.2
Bottom of range | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	7.05	7.05
Top of range | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	2.32	2.32
Top of range | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	3.82	3.82
Top of range | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	5.29	5.29
Top of range | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	6.37	6.37
Top of range | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise	$ 7.61	$ 7.61